Employee Information - Summary of Remuneration to Board Members and Presidents in Subsidiaries (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Remuneration To Board Members And Presidents In Subsidiaries [Abstract]
Salary and other remuneration	kr 557	kr 535
Of which annual variable remuneration	133	112
Pension costs	kr 36	kr 36